UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_];  Amendment Number:
      This Amendment (Check only one):      [_]  is a restatement.
                                            [_]  adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Seattle, Washington             August 15, 2011

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:         $192,455
                                             (thousands)


List of Other Included Managers:                   None



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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                 COM NEW       88554D205       7915  401554   SH             SOLE        N/A   401554
ACME PACKET INC                    COM         004764106      31836  453960   SH             SOLE        N/A   453960
ACTIVE NETWORK INC                 COM         00506D100       3157  179350   SH             SOLE        N/A   179350
ACTIVISION BLIZZARD INC            COM         00507V109       3652  312630   SH             SOLE        N/A   312630
AMAZON COM INC                     COM         023135106      29490  144210   SH             SOLE        N/A   144210
ANCESTRY COM INC                   COM         032803108      11195  270480   SH             SOLE        N/A   270480
APPLE INC                          COM         037833100       6049   18020   SH             SOLE        N/A    18020
AUTODESK INC                       COM         052769106      10425  270080   SH             SOLE        N/A   270080
BROADSOFT INC                      COM         11133B409       9869  258828   SH             SOLE        N/A   258828
CONCUR TECHNOLOGIES INC            COM         206708109        680   13578   SH             SOLE        N/A    13578
CONSTANT CONTACT INC               COM         210313102       4367  172068   SH             SOLE        N/A   172068
GOOGLE INC                         CL A        38259P508      10948   21620   SH             SOLE        N/A    21620
OPENTABLE INC                      COM         68372A104       9900  119100   SH             SOLE        N/A   119100
QLIK TECHNOLOGIES   INC            COM         74733T105       7108  208676   SH             SOLE        N/A   208676
SALESFORCE COM INC                 COM         79466L302      27117  182020   SH             SOLE        N/A   182020
SINA CORP                          ORD         G81477104       7037   67600   SH             SOLE        N/A    67600
STRATASYS INC                      COM         862685104      10162  301545   SH             SOLE        N/A   301545
YOUKU COM INC                    SPON ADR      98742U100       1548   45060   SH             SOLE        N/A    45060